Expenses by Nature - Schedule of Expenses by Nature (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by Nature [Abstract]
Employee benefit expenses		$ 22,865,733	$ 22,749,535	$ 17,638,494
Media cost in cost of revenue		7,272,630	8,245,555	8,120,698
Depreciation expenses on property, plant and equipment		164,816	149,886	159,993
Depreciation expenses on right-of-use assets		1,030,422	987,745	865,790
Depreciation expenses on investment property		5,716	1,857
Amortization expenses		2,094,023	2,101,080	1,809,774
Professional fees		9,417,872	10,043,094	7,309,660
Impairment loss on intangible assets	[1]	39,211,519	29,026,050	298,424
Listing expenses	[1],[2]		$ 38,160,746

[1]	please refer to Note 11 for details.
[2]	please refer to Note 35 for details.